Income Taxes	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Income Taxes
Note 19—Income Taxes
Income taxes charged to net income (loss) were:
Millions of Dollars
2019 2018 2017
Income Taxes
Federal
Current $ 18 4 79
Deferred (113) 545 (3,046)
Foreign
Current 2,545 3,273 1,729
Deferred (323) (166) (510)
State and local
Current 148 108 51
Deferred (8) (96) (125)
$ 2,267 3,668 (1,822)
Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of
assets and liabilities for financial reporting purposes

and the amounts used for tax purposes.

Major components
of deferred tax liabilities and assets at December

31 were:
Millions of Dollars
2019 2018
Deferred Tax Liabilities
PP&E and intangibles $ 8,660 8,004
Inventory 35 60
Deferred state income tax - 61
Other 234 156
Total deferred tax liabilities 8,929 8,281
Deferred Tax Assets
Benefit plan accruals 542 641
Asset retirement obligations and accrued environmental

costs
2,339 2,891
Investments in joint ventures 1,722 104
Other financial accruals and deferrals 777 330
Loss and credit carryforwards 8,968 2,378
Other 345 398
Total deferred tax assets 14,693 6,742
Less: valuation allowance (10,214) (3,040)
Net deferred tax assets 4,479 3,702
Net deferred tax liabilities $ 4,450 4,579
At December 31, 2019, noncurrent assets and liabilities

included deferred taxes of $
184

million and
$ 4,634

million, respectively.

At December 31, 2018, noncurrent assets and liabilities

included deferred taxes
of $ 442

million and $
5,021

million, respectively.
At December 31, 2019, the components of our loss and

credit carryforwards before and after consideration

of
the applicable valuation allowances were:
Millions of Dollars
Net Deferred Expiration of
Gross Deferred Tax Asset After Net Deferred
Tax Asset
Valuation

Allowance
Tax Asset
U.S. foreign tax credits $ 7,696 14 2028
U.S. general business credits 250 250 2036-2038
U.S. capital loss 202 32 2024
State net operating losses and tax credits 370 50 Various
Foreign net operating losses and tax credits 450 413 Post 2025
$ 8,968 759
Valuation

allowances have been established to reduce

deferred tax assets to an amount that will, more

likely
than not, be realized.

During 2019, valuation allowances increased a

total of $
7,174

million.

The increase
primarily relates to deferred tax assets recognized during

2019 as a result of the finalization of rules related to
the U.S. Tax Cuts and Jobs Act (Tax Legislation including ongoing issuance of tax regulations related to such legislation), as further discussed below.

Based on our historical taxable income,

expectations for the future,
and available tax-planning strategies, management

expects deferred tax assets, net of valuation allowance,

will
primarily be realized as offsets to reversing deferred tax liabilities.

On December 2, 2019, the Internal Revenue Service finalized

foreign tax credit regulations related to the 2017
Tax Cuts

and Jobs Act.

Due to the finalization of these regulations,

in the fourth quarter of 2019 we
recognized $ 151

million of net deferred tax assets.

Correspondingly, we recorded $
6,642

million of existing
foreign tax credit carryovers where recognition

was previously considered to be remote.

Present legislation
still makes their realization unlikely and therefore these

credits have been offset with a full valuation
allowance.

At December 31, 2019, unremitted income considered

to be permanently reinvested in certain

foreign
subsidiaries and foreign corporate joint ventures

totaled approximately $
4,196

million.

Deferred income taxes
have not been provided on this amount, as we

do not plan to initiate any action that would

require the payment
of income taxes.

The estimated amount of additional tax, primarily local

withholding tax, that would be
payable on this income if distributed is approximately

$
210

million.
The following table shows a reconciliation of the beginning

and ending unrecognized tax benefits for 2019,
2018 and 2017:
Millions of Dollars
2019 2018 2017
Balance at January 1 $ 1,081 882 381
Additions based on tax positions related to the current

year
9 268 612
Additions for tax positions of prior years 120 43 109
Reductions for tax positions of prior years (22) (73) (129)
Settlements (9) (35) (5)
Lapse of statute (2) (4) (86)
Balance at December 31 $
1,177 1,081 882
Included in the balance of unrecognized tax benefits

for 2019, 2018 and 2017 were $
1,100

million,
$ 1,081

million and $
882

million, respectively, which, if recognized, would impact our effective tax rate.

The
balance of the unrecognized tax benefits increased in 2019

mainly due to the treatment of our PDVSA
settlement. The balance of the unrecognized tax benefits

increased in 2018 mainly due to the treatment

of
distributions from certain foreign subsidiaries.

The balance of unrecognized tax benefits increased

in 2017
mainly due to the recognition of a U.S. worthless securities deduction that we do not believe will generate a
cash tax benefit.

See Note 13—Contingencies and Commitments,

for more information on the PDVSA
settlement.

At December 31, 2019, 2018 and 2017, accrued liabilities

for interest and penalties totaled $
42

million,
$ 45

million and $
54

million, respectively, net of accrued income taxes.

Interest and penalties resulted in a
benefit to earnings of $ 3

million in 2019, a benefit to earnings

of $
4

million in 2018, and
no

impact to earnings
in 2017.

We

file tax returns in the U.S. federal jurisdiction and

in many foreign and state jurisdictions.

Audits in major
jurisdictions are generally complete as follows: U.K.

(2015), Canada (2014), U.S.

(2014) and Norway (2018).

Issues in dispute for audited years and audits for

subsequent years are ongoing and in various stages

of
completion in the many jurisdictions in which we

operate around the world.

Consequently, the balance in
unrecognized tax benefits can be expected to fluctuate

from period to period.

It is reasonably possible such
changes could be significant when compared with

our total unrecognized tax benefits, but the amount

of
change is not estimable.
The amounts of U.S. and foreign income (loss)

before income taxes, with a reconciliation

of tax at the federal
statutory rate with the provision for income taxes,

were:
Millions of Dollars Percent of Pre-Tax Income (Loss)
2019 2018 2017 2019 2018 2017
Income (loss) before income taxes
United States $
4,704 2,867 (5,250) 49.4
%
28.7 200.8
Foreign
4,820 7,106 2,635 50.6 71.3 (100.8)
$ 9,524 9,973 (2,615) 100.0% 100.0 100.0
Federal statutory income tax $ 2,000 2,095 (915) 21.0% 21.0 35.0
Non-U.S. effective tax rates 1,399 1,766 625 14.7 17.7 (23.9)
Tax Legislation - (10) (852) - (0.1) 32.6
Canada disposition - - (1,277) - - 48.8
U.K. disposition (732) (150) - (7.7) (1.5) -
Recovery of outside basis (77) (21) (962) (0.8) (0.2) 36.8
Adjustment to tax reserves 9 (4) 881 0.1 - (33.7)
Adjustment to valuation allowance (225) (26) - (2.4) (0.3) -
APLNG impairment - - 834 - - (31.9)
State income tax 123 135 (84) 1.3 1.4 3.2
Malaysia Deepwater Incentive (164) - - (1.7) - -
Enhanced oil recovery credit (27) (99) (68) (0.3) (1.0) 2.6
Other (39) (18) (4) (0.4) (0.2) 0.2
$ 2,267 3,668 (1,822) 23.8% 36.8 69.7
Our effective tax rate for 2019 was favorably impacted by

the sale of two of our U.K. subsidiaries. The
disposition generated a before-tax gain of more than $ 1.7

billion with an associated tax benefit of $
335
million. The disposition generated a U.S. capital loss

of approximately $
2.1

billion which has generated a U.S.
tax benefit of approximately $ 285

million. The remaining U.S. capital loss has

been recorded as a deferred tax
asset fully offset with a valuation allowance.

See Note 5—Asset Acquisitions and Dispositions, for additional information on the disposition.

During the third quarter of 2019, we received final

partner approval in Malaysia Block G to claim

certain
deepwater tax credits. As a result, we recorded an income

tax benefit of $
164

million.

The decrease in the effective tax rate for 2018 was primarily due to the impact of the Clair Field disposition

in
the U.K. and our overall income position, partially

offset by our mix of income among taxing jurisdictions.

Our effective tax rate for 2018 was favorably impacted by

the sale of a U.K. subsidiary to BP.

The subsidiary
held 16.5 percent of our 24 percent interest in the

BP-operated Clair Field in the U.K.

The disposition
generated a before-tax gain of $ 715

million with no associated tax cost.

See Note 5—Asset Acquisitions and
Dispositions, for additional information on the disposition.

Tax Legislation was enacted in the U.S.

on December 22, 2017, reducing the U.S.

federal corporate income tax
rate to 21 percent from 35 percent, requiring companies

to pay a one-time transition tax on earnings

of certain
foreign subsidiaries that were previously tax deferred

and creating new taxes on certain foreign-sourced
earnings.

SAB 118 measurement period

We

applied the guidance in Staff Accounting Bulletin No.

118 when accounting for the enactment-date effects
of Tax Legislation in 2017 and throughout 2018.

At December 31, 2017, we had not completed our
accounting for all the enactment-date income tax effects

of Tax Legislation under ASC 740, Income Taxes, for
the remeasurement of deferred tax assets and liabilities

and the one-time transition tax.

As of December 31,
2018, we had

completed our accounting for all the enactment-date

income tax effects of Tax Legislation.

As
further discussed below, during 2018, we recognized adjustments of $ 10 million to the provisional amounts
recorded at December 31, 2017, and included these adjustments as a component

of income tax provision.

Provisional Amounts—Foreign tax effects

The one-time transition tax is based on our total post-1986

earnings, the tax on which we previously deferred
from U.S. income taxes under U.S. law.

We estimated at December 31, 2017, that we would not incur a one-
time transition tax.

Upon further analyses of Tax Legislation and Notices and regulations issued and proposed
by the U.S. Department of the Treasury and the Internal Revenue Service,

we finalized our calculations of the
transition tax liability during 2018.

Based upon this analysis, we did not incur

a one-time transition tax.

As a result of the Tax Legislation, we removed the indefinite reinvestment assertion on one of our foreign
subsidiaries and recorded a tax expense of $ 56

million in the fourth quarter of 2017.

Deferred tax assets and liabilities

As of December 31, 2017, we remeasured certain deferred

tax assets and liabilities based on the rates at which
they were expected to reverse in the future (which was

generally 21 percent), by recording a provisional
amount of $ 908

million.

Upon further analysis of certain aspects

of Tax Legislation and refinement of our
calculations during the 12 months ended December

31, 2018, we adjusted our provisional

amount by $
10
million, which is included as a component of income tax

expense.

Global intangible low-taxed income (GILTI)

We

have elected to account for GILTI in the year the tax is incurred.

For 2019 and 2018,

the current-year U.S.
income tax impact related to GILTI activities is immaterial.

Our effective tax rate in 2017 was favorably impacted by a

tax benefit of $
1,277

million related to the Canada
disposition.

This tax benefit was primarily associated with

a deferred tax recovery related to the Canadian
capital gains exclusion component of the 2017 Canada

disposition and the recognition of previously
unrealizable Canadian capital asset tax basis.

The Canada disposition, along with the

associated restructuring
of our Canadian operations, may generate an additional

tax benefit of $
822

million.

However, since we
believe it is not likely we will receive a corresponding

cash tax savings, this $
822

million benefit has been
offset by a full tax reserve.

See Note 5—Asset Acquisitions and Dispositions

for additional information on our
Canada disposition.

The impairment of our APLNG investment in the second quarter of 2017 did not generate a tax benefit.

See
the “APLNG” section of Note 6—Investments, Loans and

Long-Term Receivables, for information on the
impairment of our APLNG investment.

Certain operating losses in jurisdictions outside of

the U.S.

only yield a tax benefit in the U.S.

as a worthless
security deduction.

For 2019, 2018 and 2017, before consideration

of unrecorded tax benefits discussed above,
the amount of the tax benefit was $ 9

million, $
36

million and $
962

million, respectively.